Sanford C. Bernstein Fund, Inc.

Schedule of Investments

AB Core Bond Portfolio

June 30, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS – TREASURIES – 43.5%
United States – 43.5%
U.S. Treasury Bonds 1.75%, 08/15/2041	U.S.$	46,935	$31,461,117
1.875%, 02/15/2051		125,178	69,591,256
2.00%, 11/15/2041		9,057	6,273,665
2.25%, 08/15/2046		12,530	8,175,825
2.375%, 02/15/2042		11,433	8,339,017
2.375%, 11/15/2049		2,885	1,837,835
2.50%, 02/15/2045		1,916	1,343,296
2.50%, 05/15/2046		23,956	16,458,521
3.00%, 05/15/2045		23,139	17,596,486
3.00%, 08/15/2048		20,827	15,259,032
3.00%, 02/15/2049		26,971	19,663,763
3.25%, 05/15/2042		11,593	9,545,946
3.375%, 08/15/2042		19,569	16,330,608
3.375%, 05/15/2044		5,710	4,655,027
3.50%, 02/15/2039		4,254	3,825,277
3.625%, 05/15/2053		27,235	21,770,818
3.75%, 11/15/2043		10,205	8,819,352
3.875%, 02/15/2043		12,073	10,697,544
3.875%, 05/15/2043		19,718	17,428,421
4.00%, 11/15/2042		33,530	30,255,586
4.125%, 08/15/2053		30,804	26,910,531
4.25%, 02/15/2054		4,634	4,135,756
4.375%, 02/15/2038		9,484	9,400,619
4.375%, 11/15/2039		38,197	37,093,062
4.375%, 08/15/2043		19,182	18,040,354
4.50%, 02/15/2044		20,030	19,074,969
4.625%, 05/15/2054		16,704	15,866,380
4.75%, 11/15/2043		17,479	17,197,697
4.75%, 11/15/2053		24,746	23,942,142
U.S. Treasury Notes 1.25%, 08/15/2031		103,160	89,152,893
1.375%, 12/31/2028		121,713	113,715,983
1.375%, 11/15/2031		138,618	119,720,382
3.50%, 04/30/2028		16,210	16,019,604
3.50%, 12/15/2028		92,034	90,617,146
3.625%, 03/31/2028		28,384	28,123,543
3.625%, 05/31/2028		105,963	104,920,224
3.625%, 09/30/2031		94,400	91,759,361
3.75%, 12/31/2028		80,830	80,028,114
3.75%, 08/31/2031		57,207	55,955,108
3.875%, 12/31/2027		32,671	32,533,169
4.00%, 02/29/2028		13,956	13,919,229
4.00%, 01/31/2029		73,672	73,361,296
4.00%, 02/15/2034		14,494	14,161,091
4.125%, 03/31/2029		8,646	8,636,643
4.125%, 08/31/2030		23,463	23,397,110
4.125%, 10/31/2031		110,210	109,667,461
4.125%, 11/15/2032		22,001	21,804,558
4.25%, 02/28/2029		15,011	15,042,664
4.375%, 08/31/2028		29,238	29,360,946
4.375%, 11/30/2028		102,484	102,956,388
4.375%, 05/15/2034		12,471	12,475,097
4.50%, 05/31/2029		36,587	36,918,570
4.50%, 11/15/2033		17,484	17,659,701
4.625%, 04/30/2029		59,634	60,351,876
4.875%, 10/31/2028		95,833	97,315,010

Total Governments - Treasuries (cost $2,039,560,456)			1,950,563,069

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 24.8%
Industrial – 13.6%
Basic – 0.4%
Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	904	$903,673
Glencore Funding LLC 4.907%, 04/01/2028(a)		4,150	4,166,434
5.186%, 04/01/2030(a)		1,756	1,774,245
5.338%, 04/04/2027(a)		2,571	2,587,557
6.50%, 10/06/2033(a)		2,016	2,171,534
Marcobre SAC 5.75%, 01/22/2036(a)		1,689	1,664,932
Nexa Resources SA 6.75%, 04/09/2034(a)		1,853	1,947,855

			15,216,230

Capital Goods – 1.0%
Boeing Co. (The) 3.25%, 02/01/2028		4,850	4,748,974
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		10,001	10,010,401
Flowserve Corp. 2.80%, 01/15/2032		4,669	4,142,710
General Electric Co. 4.90%, 01/29/2036		4,323	4,318,418
Republic Services, Inc. 4.75%, 07/15/2030		10,365	10,419,002
Westinghouse Air Brake Technologies Corp. 4.90%, 05/29/2030		10,353	10,416,257

			44,055,762

Communications - Media – 0.5%
Meta Platforms, Inc. 5.75%, 11/15/2065		4,126	3,705,230
6.45%, 05/15/2066		5,164	5,106,370
Prosus NV 3.257%, 01/19/2027(a)		1,724	1,708,915
Space Exploration Technologies Corp. 5.35%, 07/15/2031(a)		11,184	11,171,809
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	1,785,985

			23,478,309

Communications - Telecommunications – 0.3%
Beacon Point DC LLC 6.129%, 11/30/2042(a)		2,627	2,654,005
NTT Finance Corp. 4.741%, 03/31/2028(a)		5,375	5,377,150
5.259%, 11/01/2033(a)		3,321	3,311,170
T-Mobile USA, Inc. 3.875%, 04/15/2030		1,696	1,643,543

			12,985,868

Consumer Cyclical - Automotive – 1.5%
American Honda Finance Corp. Series A 4.55%, 04/10/2028		567	566,110
BMW US Capital LLC 4.60%, 08/13/2027(a)		10,014	10,034,829
4.65%, 03/19/2027(a)		317	317,612
Ford Motor Co. 3.25%, 02/12/2032		6,003	5,288,643
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		902	899,835
5.918%, 03/20/2028		695	703,368
6.125%, 03/08/2034		3,932	3,959,052
General Motors Financial Co., Inc. 2.40%, 04/10/2028		783	752,714

	Principal Amount (000)		U.S. $ Value

4.75%, 04/06/2029	U.S.$	4,919	$4,915,901
5.55%, 07/15/2029		3,336	3,404,688
Honda Motor Co., Ltd. 4.436%, 07/08/2028		10,522	10,476,860
Hyundai Capital America 4.30%, 09/24/2027(a)		625	622,587
4.50%, 09/18/2030(a)		375	367,980
5.25%, 01/08/2027(a)		2,195	2,203,012
5.275%, 06/24/2027(a)		293	295,230
5.30%, 03/19/2027(a)		2,599	2,612,021
6.10%, 09/21/2028(a)		4,320	4,433,227
Mercedes-Benz Finance North America LLC 4.125%, 03/10/2028(a)		5,911	5,864,244
Toyota Motor Credit Corp. 4.80%, 05/15/2030		10,363	10,423,002

			68,140,915

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 4.65%, 03/12/2031		1,341	1,324,305
6.05%, 05/14/2034		2,322	2,424,957

			3,749,262

Consumer Cyclical - Other – 0.6%
Flutter Treasury DAC 5.875%, 06/04/2031(a)		13,275	13,224,821
Marriott International, Inc./MD 4.20%, 07/15/2027		10,684	10,667,974
5.10%, 05/01/2038		510	491,793
Sekisui House US, Inc. 6.00%, 01/15/2043		3,776	3,465,839

			27,850,427

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		9,151	9,175,342

Consumer Cyclical - Retailers – 0.5%
AutoNation, Inc. 4.45%, 01/15/2029		2,318	2,295,167
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	7,991,515
Tapestry, Inc. 5.10%, 03/11/2030		13,273	13,375,335

			23,662,017

Consumer Non-Cyclical – 2.1%
Altria Group, Inc. 3.40%, 05/06/2030		7,300	6,964,711
5.80%, 02/14/2039		6,302	6,385,628
BAT Capital Corp. 7.75%, 10/19/2032		704	802,194
Cargill, Inc. 4.125%, 10/23/2030(a)		7,256	7,100,286
5.125%, 10/11/2032(a)		3,643	3,705,332
Cencosud SA 5.95%, 05/28/2031(a)		1,110	1,147,407
General Mills, Inc. 4.875%, 01/30/2030		7,545	7,580,688
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		244	237,727
4.50%, 06/30/2028(a)		848	845,541
5.875%, 07/01/2034(a)		7,441	7,655,226
Mars, Inc. 4.60%, 03/01/2028(a)		5,997	6,008,634
Mondelez International, Inc. 4.50%, 05/06/2030		6,469	6,428,504
Novartis Capital Corp. 3.90%, 11/05/2028		11,050	10,937,069

	Principal Amount (000)		U.S. $ Value

Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	5,660	$4,871,449
Philip Morris International, Inc. 5.375%, 02/15/2033		8,162	8,379,109
5.625%, 11/17/2029		829	854,193
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		742	727,419
4.203%, 09/09/2029(a)		10,206	10,134,048
Viatris, Inc. 2.70%, 06/22/2030		5,162	4,711,461

			95,476,626

Energy – 3.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.35%, 06/15/2031		4,030	3,949,722
Cenovus Energy, Inc. 4.65%, 03/20/2031		2,633	2,599,219
5.40%, 03/20/2036		2,841	2,813,499
ConocoPhillips Co. 5.65%, 01/15/2065		10,063	9,704,254
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		6,461	5,681,480
4.375%, 01/15/2028		1,885	1,872,597
5.75%, 01/15/2031(a)		2,866	2,916,872
Devon Energy Corp. 5.60%, 07/15/2041		4,914	4,839,160
Eni SpA 5.75%, 05/19/2035(a)		10,363	10,650,677
Enterprise Products Operating LLC 5.95%, 02/01/2041		9,957	10,374,397
EQT Corp. 7.50%, 06/01/2030		13,569	14,637,152
Kinder Morgan Energy Partners LP 7.30%, 08/15/2033		952	1,072,285
MPLX LP 5.30%, 04/01/2036		6,179	6,090,270
ONEOK, Inc. 3.10%, 03/15/2030		5,744	5,412,284
5.40%, 10/15/2035		6,434	6,423,834
6.05%, 09/01/2033		1,323	1,384,811
Plains All American Pipeline LP/PAA Finance Corp. 5.60%, 01/15/2036		628	630,217
5.70%, 09/15/2034		9,697	9,907,134
Suncor Energy, Inc. 6.80%, 05/15/2038		3,011	3,308,637
Targa Resources Corp. 4.35%, 01/15/2029		4,095	4,064,247
4.90%, 09/15/2030		1,903	1,905,874
5.65%, 02/15/2036		2,106	2,141,275
6.05%, 05/15/2056		3,135	3,101,173
Var Energi ASA 7.50%, 01/15/2028(a)		5,044	5,233,402
Williams Cos., Inc. (The) 4.625%, 06/30/2030		5,930	5,899,342
4.80%, 11/15/2029		4,524	4,540,241
Woodside Finance Ltd. 5.40%, 05/19/2030		1,523	1,548,008
6.00%, 05/19/2035		2,929	3,044,197

			135,746,260

Services – 0.4%
Amazon.com, Inc. 3.90%, 11/20/2028		5,533	5,475,623
4.875%, 03/13/2036		5,533	5,445,800
5.55%, 11/20/2065		2,484	2,322,540

	Principal Amount (000)		U.S. $ Value

Global Payments, Inc. 4.875%, 11/15/2030	U.S.$	2,130	$2,093,364
5.20%, 11/15/2032		2,185	2,131,773

			17,469,100

Technology – 2.1%
Alphabet, Inc. 5.45%, 11/15/2055		2,947	2,824,611
5.65%, 02/15/2056		3,849	3,801,542
5.70%, 11/15/2075		2,947	2,834,454
Apple, Inc. 4.10%, 08/08/2062		5,020	3,833,021
Broadcom, Inc. 4.30%, 01/15/2031		5,140	5,054,419
4.90%, 07/15/2032		873	875,444
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		10,401	10,261,107
Fidelity National Information Services, Inc. 4.45%, 03/10/2028		3,441	3,428,784
Fiserv, Inc. 3.50%, 07/01/2029		9,632	9,244,601
4.55%, 02/15/2031		875	854,534
International Business Machines Corp. 5.00%, 02/10/2032		10,207	10,263,343
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		4,119	4,191,783
Oracle Corp. 4.375%, 05/15/2055		2,022	1,346,935
5.20%, 09/26/2035		829	775,870
5.95%, 09/26/2055		1,738	1,477,039
6.125%, 08/03/2065		9,069	7,621,950
RD Michigan Property Owner I LLC 7.50%, 03/30/2045(a)		8,987	8,973,969
Salesforce, Inc. 4.90%, 09/15/2031		5,678	5,664,770
5.20%, 03/15/2033		5,678	5,688,788
TSMC Arizona Corp. 3.875%, 04/22/2027		2,710	2,698,035

			91,714,999

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 5.25%, 07/10/2030		9,641	9,744,737
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		3,283	3,281,166
Southwest Airlines Co. 4.375%, 11/15/2028		3,158	3,132,105

			16,158,008

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		346	329,599
5.875%, 07/05/2034(a)		813	829,742

			1,159,341

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,221	979,901
ERAC USA Finance LLC 4.50%, 10/30/2029(a)		3,587	3,564,115
4.60%, 05/01/2028(a)		2,517	2,521,052
Ryder System, Inc. 5.375%, 03/15/2029		7,365	7,517,676
TTX Co. 5.50%, 09/25/2026(a)		8,329	8,342,660

			22,925,404

			608,963,870

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 8.4%
Banking – 7.1%
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	5,091	$5,152,449
6.608%, 09/13/2029(a)		1,569	1,627,602
Ally Financial, Inc. 5.543%, 01/17/2031		1,695	1,703,628
5.737%, 05/15/2029		2,267	2,297,808
6.992%, 06/13/2029		4,741	4,916,180
American Express Co. 5.098%, 02/16/2028		9,109	9,144,707
Banco Bilbao Vizcaya Argentaria SA 5.127%, 03/03/2036		10,600	10,317,298
7.883%, 11/15/2034		800	908,664
Banco Santander SA 4.175%, 03/24/2028		3,200	3,190,848
4.60%, 04/15/2029		1,400	1,393,588
6.35%, 03/14/2034		3,000	3,172,260
6.921%, 08/08/2033		3,200	3,477,664
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		1,428	1,458,145
Banque Federative du Credit Mutuel SA 5.538%, 01/22/2030(a)		9,994	10,212,069
Barclays PLC 5.088%, 06/20/2030		1,648	1,651,840
5.207%, 02/24/2037		1,032	1,004,858
5.335%, 09/10/2035		2,534	2,516,718
5.674%, 03/12/2028		736	741,932
6.224%, 05/09/2034		4,811	5,060,114
BNP Paribas SA 2.591%, 01/20/2028(a)		2,660	2,631,777
4.625%, 02/25/2031(a) (b)		943	868,220
4.792%, 05/09/2029(a)		904	904,705
5.497%, 05/20/2030(a)		6,651	6,767,127
BPCE SA 5.389%, 05/28/2031(a)		414	418,682
5.773%, 06/02/2037(a)		299	299,703
5.876%, 01/14/2031(a)		475	487,887
6.293%, 01/14/2036(a)		469	489,894
6.508%, 01/18/2035(a)		8,900	9,242,650
CaixaBank SA 4.818%, 04/22/2032(a)		1,418	1,406,202
4.885%, 07/03/2031(a)		1,593	1,587,217
6.037%, 06/15/2035(a)		2,782	2,901,515
6.684%, 09/13/2027(a)		5,127	5,147,867
Capital One Financial Corp. 4.722%, 01/30/2032		78	76,910
5.468%, 02/01/2029		1,883	1,907,159
6.377%, 06/08/2034		5,768	6,103,063
Capital One NA 5.974%, 08/09/2028		2,264	2,307,288
Citigroup, Inc. 4.075%, 04/23/2029		5,373	5,323,837
4.503%, 09/11/2031		431	425,246
4.643%, 05/07/2028		5,011	5,013,957
Cooperatieve Rabobank UA 5.564%, 02/28/2029(a)		7,918	8,045,955
Credit Agricole SA 4.656%, 01/12/2032(a)		3,656	3,599,515
5.222%, 05/27/2031(a)		2,885	2,908,340
6.251%, 01/10/2035(a)		4,108	4,279,139
Danske Bank A/S 4.613%, 10/02/2030(a)		4,420	4,391,226
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		604	598,002

	Principal Amount (000)		U.S. $ Value

4.469%, 12/10/2031	U.S.$	4,421	$4,346,241
4.725%, 02/06/2032		2,398	2,361,790
4.95%, 08/04/2031		4,403	4,387,898
7.146%, 07/13/2027		1,492	1,493,194
Goldman Sachs Group, Inc. (The) 4.937%, 04/23/2028		5,495	5,510,716
Series V 4.125%, 11/10/2026(b)		3,016	3,000,045
HSBC Holdings PLC 2.804%, 05/24/2032		10,160	9,183,624
7.399%, 11/13/2034		5,415	6,026,678
8.113%, 11/03/2033		4,435	5,096,702
ING Groep NV 6.083%, 09/11/2027		6,267	6,284,172
Intesa Sanpaolo SpA 5.20%, 06/29/2032(a)		5,835	5,854,255
7.20%, 11/28/2033(a)		4,756	5,355,922
KBC Group NV 4.932%, 10/16/2030(a)		5,859	5,874,233
5.796%, 01/19/2029(a)		1,666	1,695,305
Lloyds Banking Group PLC 4.425%, 11/04/2031		1,244	1,221,745
4.976%, 08/11/2033		366	364,327
5.087%, 11/26/2028		791	796,505
5.462%, 01/05/2028		656	659,326
7.953%, 11/15/2033		2,446	2,774,376
Mitsubishi UFJ Financial Group, Inc. 4.592%, 04/18/2030		781	777,228
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		2,363	2,403,549
Morgan Stanley 4.238%, 01/09/2030		825	814,110
4.555%, 04/10/2030		900	894,321
Series I 4.133%, 10/18/2029		2,300	2,268,421
Morgan Stanley Bank NA 5.016%, 01/12/2029		351	353,218
5.504%, 05/26/2028		6,454	6,509,182
National Bank of Canada 4.166%, 01/20/2029		4,862	4,830,932
Nationwide Building Society 2.972%, 02/16/2028(a)		5,154	5,100,811
NatWest Group PLC 3.032%, 11/28/2035		669	614,082
4.983%, 06/18/2032		349	348,846
5.115%, 05/23/2031		9,177	9,230,777
6.475%, 06/01/2034		537	556,751
Santander Holdings USA, Inc. 5.04%, 06/05/2030		6,255	6,253,249
6.565%, 06/12/2029		213	219,405
Santander UK Group Holdings PLC 4.32%, 09/22/2029		1,279	1,266,095
4.858%, 09/11/2030		1,481	1,479,889
5.694%, 04/15/2031		430	440,991
Societe Generale SA 2.797%, 01/19/2028(a)		4,567	4,522,426
2.889%, 06/09/2032(a)		200	180,120
5.249%, 05/22/2029(a)		2,991	3,011,877
5.519%, 01/19/2028(a)		4,676	4,698,445
Standard Chartered PLC 5.435% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (b) (c)		300	293,061
5.545%, 01/21/2029(a)		676	683,848
6.187%, 07/06/2027(a)		3,042	3,042,000
Sumitomo Mitsui Financial Group, Inc. 5.138%, 07/07/2034		2,362	2,351,985

	Principal Amount (000)		U.S. $ Value

5.316%, 07/09/2029	U.S.$	8,152	$8,285,693
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		886	886,106
Swedbank AB 4.898%, 03/30/2031(a)		2,267	2,276,612
Synchrony Financial 5.45%, 03/06/2031		3,272	3,271,477
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		3,542	3,553,334
UBS Group AG 3.091%, 05/14/2032(a)		9,944	9,124,714
4.194%, 04/01/2031(a)		2,852	2,784,721
6.625%, 01/08/2031(a) (b)		1,671	1,673,590
7.125%, 08/10/2034(a) (b)		1,240	1,250,974
9.25%, 11/13/2028(a) (b)		449	482,702
Wells Fargo & Co. 3.584%, 05/22/2028		2,117	2,099,556
Westpac New Zealand Ltd. 4.127%, 01/29/2029(a)		971	959,707

			320,163,314

Finance – 0.1%
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		1,485	1,476,833
4.75%, 04/14/2027(a)		1,112	1,112,400

			2,589,233

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		1,521	1,498,915

Insurance – 0.8%
Allianz SE 6.50%, 10/30/2034(a) (b)		400	401,072
Athene Global Funding 1.985%, 08/19/2028(a)		3,079	2,891,396
2.55%, 11/19/2030(a)		606	540,619
2.717%, 01/07/2029(a)		1,145	1,080,262
5.033%, 07/17/2030(a)		5,950	5,896,450
5.133%, 06/01/2029(a)		68	68,116
5.583%, 01/09/2029(a)		541	548,839
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a) (c)		5,200	5,698,524
New York Life Global Funding 4.05%, 02/02/2029(a)		10,734	10,592,955
Principal Life Global Funding II 5.10%, 01/25/2029(a)		6,566	6,624,306
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		1,600	1,595,440

			35,937,979

REITs – 0.4%
American Tower Corp. 2.10%, 06/15/2030		1,515	1,369,530
3.65%, 03/15/2027		1,936	1,924,887
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		4,575	4,090,874
4.00%, 01/15/2031		1,790	1,690,941
5.625%, 03/01/2036		5,501	5,377,998
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,797	1,805,751
Trust 2401 4.869%, 01/15/2030(a)		2,340	2,269,788
Trust Fibra Uno 4.869%, 01/15/2030(a)		1,208	1,162,060

			19,691,829

			379,881,270

	Principal Amount (000)		U.S. $ Value

Utility – 2.8%
Electric – 2.7%
AEP Transmission Co. LLC 5.15%, 04/01/2034	U.S.$	4,040	$4,068,159
5.375%, 06/15/2035		2,630	2,669,082
AES Andes SA 6.25%, 03/14/2032(a)		6,158	6,373,530
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,546	1,461,289
Alexander Funding Trust II 7.467%, 07/31/2028(a)		1,615	1,688,773
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,624	1,733,263
Series D 6.05%, 03/15/2056		1,610	1,600,420
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		409	409,798
5.05%, 03/01/2035		9,309	9,292,430
Series AQ 4.95%, 08/15/2035		621	613,430
DTE Electric Co. Series A 4.85%, 03/01/2036		6,869	6,712,318
Series B 5.55%, 03/01/2056		4,563	4,452,941
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2043		3,641	2,908,940
Electricite de France SA 9.125%, 03/15/2033(a) (b)		1,420	1,649,202
ENEL Finance International NV 4.125%, 09/30/2028(a)		2,684	2,651,416
5.50%, 06/26/2034(a)		6,934	7,022,131
Entergy Mississippi LLC 5.05%, 04/15/2036		2,100	2,064,447
Eversource Energy Series A 6.10%, 08/15/2056		1,208	1,204,279
Series B 6.35%, 08/15/2056		987	987,829
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		2,088	2,115,394
Florida Power & Light Co. 5.30%, 06/15/2034		3,505	3,575,275
Niagara Mohawk Power Corp. 4.647%, 10/03/2030(a)		7,261	7,208,794
5.29%, 01/17/2034(a)		3,243	3,244,070
NRG Energy, Inc. 4.45%, 06/15/2029(a)		542	533,718
4.734%, 10/15/2030(a)		1,934	1,909,709
PacifiCorp 4.25%, 03/15/2029		32	31,593
5.10%, 04/15/2031		1,707	1,722,432
5.80%, 04/15/2036		2,007	2,058,620
Public Service Co. of Colorado 5.15%, 09/15/2035		10,714	10,651,859
Public Service Co. of Oklahoma 5.45%, 01/15/2036		6	6,061
Public Service Electric & Gas Co. Series R 4.20%, 01/01/2031		10,685	10,497,585
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		9,261	9,062,907

	Principal Amount (000)			U.S. $ Value

Vistra Operations Co. LLC 4.30%, 10/15/2028(a)	U.S.$	2,901		$2,865,956
4.55%, 10/30/2028(a)		1,874		1,862,138
5.05%, 12/30/2026(a)		373		373,641
6.95%, 10/15/2033(a)		4,313		4,683,530

				121,966,959

Other Utility – 0.1%
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		3,023		3,067,741

				125,034,700

Total Corporates – Investment Grade (cost $1,119,284,102)				1,113,879,840

MORTGAGE PASS-THROUGHS – 19.3%
Agency Fixed Rate 30-Year – 19.1%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		4,362		4,016,560
3.50%, 10/01/2049		4,255		3,912,843
3.50%, 11/01/2049		1,592		1,464,631
Series 2020 3.50%, 01/01/2050		3,418		3,152,406
Series 2022 2.00%, 03/01/2052		20,906		16,936,768
2.50%, 04/01/2052		24,843		21,131,277
3.00%, 03/01/2052		13,447		11,882,646
3.00%, 05/01/2052		19,273		16,885,904
Series 2024 5.50%, 11/01/2054		6,290		6,326,341
Series 2025 2.50%, 01/01/2053		15,437		12,989,773
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		0	*	320
Series 2007 5.50%, 07/01/2035		260		265,110
Series 2016 4.00%, 02/01/2046		3,359		3,245,039
Series 2017 4.00%, 07/01/2044		2,310		2,229,267
Series 2018 4.00%, 08/01/2048		1,750		1,662,192
5.00%, 09/01/2048		780		780,391
5.00%, 11/01/2048		1,285		1,284,985
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		0	*	446
Series 2003 5.50%, 04/01/2033		225		228,103
5.50%, 07/01/2033		508		515,692
5.50%, 11/01/2033		0	*	55
Series 2004 5.50%, 04/01/2034		125		127,184
5.50%, 05/01/2034		113		114,538
5.50%, 11/01/2034		457		465,399
6.50%, 08/01/2034		1		695
Series 2005 5.50%, 02/01/2035		617		627,249
Series 2006 5.50%, 04/01/2036		119		121,238
Series 2007 5.50%, 09/01/2036		225		228,842

	Principal Amount (000)		U.S. $ Value

Series 2008 6.00%, 03/01/2037	U.S.$	2	$1,710
Series 2010 4.00%, 12/01/2040		1,409	1,360,372
Series 2012 3.50%, 02/01/2042		862	811,091
3.50%, 11/01/2042		1,537	1,442,648
3.50%, 01/01/2043		1,647	1,545,041
Series 2013 3.50%, 04/01/2043		480	450,407
4.00%, 10/01/2043		4,338	4,166,425
Series 2015 3.00%, 05/01/2045		1,918	1,727,062
3.00%, 08/01/2045		3,277	2,943,870
Series 2018 3.50%, 02/01/2048		2,347	2,160,435
3.50%, 05/01/2048		839	775,037
Series 2019 3.50%, 08/01/2049		1,205	1,108,724
3.50%, 09/01/2049		1,721	1,585,598
3.50%, 10/01/2049		4,535	4,168,403
Series 2020 3.50%, 01/01/2050		3,297	3,034,441
Series 2021 2.00%, 07/01/2051		22,324	18,001,221
2.00%, 12/01/2051		40,014	32,178,508
2.50%, 01/01/2052		6,594	5,614,565
Series 2022 2.00%, 05/01/2052		10,940	8,772,229
2.50%, 03/01/2052		14,640	12,451,616
2.50%, 04/01/2052		15,251	12,966,047
2.50%, 05/01/2052		19,991	16,997,511
3.00%, 02/01/2052		15,865	14,019,211
3.00%, 03/01/2052		19,774	17,473,909
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		946	856,001
3.00%, 05/20/2046		882	797,406
3.00%, 12/20/2046		255	230,005
Series 2023 5.50%, 04/20/2053		12,397	12,579,268
5.50%, 07/20/2053		6,670	6,766,700
Series 2026 2.50%, 07/01/2056, TBA		75,209	64,197,271
3.00%, 07/01/2056, TBA		26,390	23,414,252
4.00%, 07/01/2056, TBA		4,157	3,859,225
4.50%, 07/01/2056, TBA		43,828	42,078,223
5.00%, 07/01/2056, TBA		57,025	56,214,107
5.50%, 07/01/2056, TBA		22,421	22,530,295
6.00%, 07/01/2056, TBA		38,472	39,251,617
Uniform Mortgage-Backed Security Series 2026 2.00%, 07/01/2056, TBA		118,040	94,201,219
2.50%, 07/01/2056, TBA		69,193	57,800,483
3.00%, 07/01/2056, TBA		37,577	32,771,162
5.00%, 07/01/2056, TBA		33,691	33,102,725
5.50%, 07/01/2056, TBA		60,514	60,715,088
6.00%, 07/01/2056, TBA		27,124	27,709,117

			855,426,139

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		1	767
Series 2016 2.50%, 02/01/2031		6	5,371

	Principal Amount (000)			U.S. $ Value
2.50%, 04/01/2031	U.S.$	4		$3,911
2.50%, 05/01/2031		17		15,971
2.50%, 07/01/2031		544		522,932
2.50%, 08/01/2031		194		186,869
2.50%, 09/01/2031		119		114,702
2.50%, 10/01/2031		619		594,702
2.50%, 11/01/2031		4,310		4,138,514
2.50%, 12/01/2031		1,724		1,654,605
2.50%, 01/01/2032		269		257,741
Series 2017 2.50%, 01/01/2032		1,095		1,050,417
2.50%, 02/01/2032		69		65,759

				8,612,261

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association
Series 2009 4.50%, 07/01/2029		57		57,283
4.50%, 08/01/2029		16		15,563
4.50%, 10/01/2029		3		3,093

				75,939

Agency ARMS – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.875% (RFUCCT1Y + 2.50%), 12/01/2036(c)		0	*	88
Series 2007 6.225% (RFUCCT1Y + 2.10%), 03/01/2037(c)		0	*	160

				248

Total Mortgage Pass-Throughs (cost $885,186,339)				864,114,587

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.5%
Risk Share Floating Rate – 3.2%
Connecticut Avenue Securities Series 2025-R01, Class 1A1 4.578% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		7,149		7,153,096
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 5.278% (CME Term SOFR + 1.65%), 12/25/2041(a) (c)		3,335		3,345,047
Series 2022-R03, Class 1M2 7.128% (CME Term SOFR + 3.50%), 03/25/2042(a) (c)		6,435		6,546,719
Series 2022-R04, Class 1M2 6.728% (CME Term SOFR + 3.10%), 03/25/2042(a) (c)		1,747		1,768,425
Series 2022-R05, Class 2M2 6.628% (CME Term SOFR + 3.00%), 04/25/2042(a) (c)		4,947		5,004,788
Series 2023-R03, Class 2M1 6.128% (CME Term SOFR + 2.50%), 04/25/2043(a) (c)		2,391		2,405,808
Series 2023-R04, Class 1M1 5.928% (CME Term SOFR + 2.30%), 05/25/2043(a) (c)		3,727		3,780,292
Series 2023-R05, Class 1M1 5.528% (CME Term SOFR + 1.90%), 06/25/2043(a) (c)		2,346		2,356,388
Series 2023-R06, Class 1M1 5.328% (CME Term SOFR + 1.70%), 07/25/2043(a) (c)		1,727		1,730,693
Series 2024-R02, Class 1M1 4.728% (CME Term SOFR + 1.10%), 02/25/2044(a) (c)		436		436,131
Series 2024-R03, Class 2M1 4.778% (CME Term SOFR + 1.15%), 03/25/2044(a) (c)		1,087		1,087,265
Series 2025-R02, Class 1A1 4.628% (CME Term SOFR + 1.00%), 02/25/2045(a) (c)		1,975		1,977,967
Series 2025-R03, Class 2M1 5.228% (CME Term SOFR + 1.60%), 03/25/2045(a) (c)		2,344		2,346,156
Series 2025-R04, Class 1A1 4.628% (CME Term SOFR + 1.00%), 05/25/2045(a) (c)		2,027		2,029,854

	Principal Amount (000)		U.S. $ Value
Series 2025-R04, Class 1M1 4.828% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)	U.S.$	2,220	$2,221,161
Series 2025-R05, Class 2M1 4.828% (CME Term SOFR + 1.20%), 07/25/2045(a) (c)		5,733	5,738,432
Series 2025-R06, Class 1A1 4.528% (CME Term SOFR + 0.90%), 09/25/2045(a) (c)		3,097	3,099,228
Series 2025-R06, Class 1M1 4.578% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		3,239	3,237,165
Series 2026-R01, Class 2M1 4.628% (CME Term SOFR + 1.00%), 01/25/2046(a) (c)		4,885	4,882,908
Series 2026-R03, Class 2A1 4.728% (CME Term SOFR + 1.10%), 04/25/2046(a) (c)		5,902	5,917,206
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.278% (CME Term SOFR + 1.65%), 01/25/2034(a) (c)		411	411,778
Series 2021-DNA6, Class M2 5.128% (CME Term SOFR + 1.50%), 10/25/2041(a) (c)		6,748	6,756,156
Series 2021-DNA7, Class M2 5.428% (CME Term SOFR + 1.80%), 11/25/2041(a) (c)		9,563	9,583,856
Series 2021-HQA4, Class M2 5.978% (CME Term SOFR + 2.35%), 12/25/2041(a) (c)		6,126	6,157,858
Series 2022-DNA3, Class M1B 6.528% (CME Term SOFR + 2.90%), 04/25/2042(a) (c)		2,957	3,000,572
Series 2022-DNA5, Class M1B 8.128% (CME Term SOFR + 4.50%), 06/25/2042(a) (c)		9,989	10,328,960
Series 2022-DNA7, Class M1A 6.128% (CME Term SOFR + 2.50%), 03/25/2052(a) (c)		1,176	1,181,428
Series 2023-DNA1, Class M1A 5.730% (CME Term SOFR + 2.10%), 03/25/2043(a) (c)		1,867	1,887,737
Series 2023-HQA1, Class M1A 5.628% (CME Term SOFR + 2.00%), 05/25/2043(a) (c)		1,679	1,689,224
Series 2023-HQA2, Class M1A 5.628% (CME Term SOFR + 2.00%), 06/25/2043(a) (c)		676	676,663
Series 2024-DNA3, Class A1 4.678% (CME Term SOFR + 1.05%), 10/25/2044(a) (c)		4,258	4,264,141
Series 2024-HQA1, Class M1 4.878% (CME Term SOFR + 1.25%), 03/25/2044(a) (c)		1,630	1,630,556
Series 2024-HQA2, Class M1 4.828% (CME Term SOFR + 1.20%), 08/25/2044(a) (c)		2,212	2,212,371
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 4.578% (CME Term SOFR + 0.95%), 01/25/2045(a) (c)		3,382	3,384,329
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 4.728% (CME Term SOFR + 1.10%), 05/25/2045(a) (c)		1,650	1,654,968
Series 2025-DNA2, Class M1 4.828% (CME Term SOFR + 1.20%), 05/25/2045(a) (c)		756	756,360
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Dna3 Series 2025-DNA3, Class A1 4.578% (CME Term SOFR + 0.95%), 09/25/2045(a) (c)		7,264	7,274,516
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.728% (CME Term SOFR + 1.10%), 10/25/2045(a) (c)		6,645	6,647,456
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 4.578% (CME Term SOFR + 0.95%), 02/25/2045(a) (c)		3,995	3,998,027
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2026-HQA1 Series 2026-HQA1, Class A1 4.628% (CME Term SOFR + 1.00%), 05/25/2046(a) (c)		2,357	2,361,400
Series 2026-HQA1, Class M1 4.878% (CME Term SOFR + 1.25%), 05/25/2046(a) (c)		2,232	2,234,947

			145,158,032

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate – 2.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035	U.S.$	210	$132,798
Series 2006-24CB, Class A16 5.75%, 08/25/2036		1,784	850,881
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		392	256,083
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		593	254,755
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 02/25/2061(a)		8,114	8,013,363
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		7,449	7,382,558
Series 2025-HE8, Class A 5.206%, 11/25/2055(a)		8,710	8,634,154
Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		1,278	1,260,219
Series 2026-HE2, Class A 5.049%, 01/25/2056(a)		6,072	5,980,584
GS Mortgage-Backed Securities Trust Series 2026-CES2, Class A1A 5.227%, 06/25/2056(a)		4,538	4,519,798
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		5,288	5,258,642
Series 2025-HE3, Class A1 4.959% (CME Term SOFR + 1.35%), 03/20/2056(a) (c)		7,168	7,205,507
Series 2026-CES1, Class A1A 4.909%, 06/25/2056(a)		6,269	6,203,350
OBX Trust Series 2026-CES1, Class A1A 5.192%, 04/25/2056(a)		5,345	5,317,498
RCKT Mortgage Trust Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		7,791	7,733,827
Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		3,986	3,934,641
Series 2026-CES2, Class A1A 4.762%, 02/25/2056(a)		5,599	5,538,286
Series 2026-CES4, Class A1A 5.124%, 04/25/2056(a)		2,727	2,719,070
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/25/2056(a)		8,213	8,118,891
Towd Point Mortgage Trust Series 2026-CES2, Class A1A 4.72%, 02/25/2066(a)		1,859	1,832,308
Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		2,880	2,850,592

			93,997,805

Non-Agency Floating Rate – 1.0%
COLT Mortgage Loan Trust Series 2026-3, Class A1 5.119%, 05/25/2071(a)		2,365	2,347,595
Series 2026-4, Class A1 5.288%, 06/25/2071(a)		3,969	3,957,118
Cross Mortgage Trust Series 2026-NQM6, Class A1 5.268%, 05/25/2071(a)		2,300	2,289,829

	Principal Amount (000)		U.S. $ Value
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.143% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(c)	U.S.$	3,365	$1,032,950
Federal Home Loan Mortgage Corp. Mscr Trust Mn1 Series 2021-MN1, Class M1 5.628% (CME Term SOFR + 2.00%), 01/25/2051(a) (c)		129	129,335
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.263% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(c)		390	320,924
HOMES Trust Series 2026-NQM3, Class A1 5.262%, 04/27/2071(a)		2,504	2,488,722
JPMorgan Chase Bank NA - CHASE Series 2019-CL1, Class M3 5.863% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(a) (c)		554	564,552
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW1, Class A1 5.276%, 04/27/2071(a)		688	684,363
Series 2026-NQM5, Class A1 5.488%, 04/27/2071(a)		4,878	4,873,348
OBX Trust Series 2026-NQM6, Class A1 5.063%, 04/26/2066(a)		3,491	3,464,446
Series 2026-NQM7, Class A1 5.22%, 04/25/2066(a)		3,521	3,501,494
SG Residential Mortgage Trust Series 2026-3, Class A1 5.188%, 04/25/2066(a)		7,129	7,069,016
Verus Securitization Trust Series 2026-5, Class A1 5.362%, 05/25/2071(a)		6,930	6,914,819
Series 2026-R3, Class A1 5.19%, 02/27/2068(a)		3,924	3,906,996
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 4.363% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(c)		2	1,562

			43,547,069

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 5008, Class AI 3.50%, 09/25/2050(d)		6,983	1,289,899
Series 5040, Class AI 3.50%, 11/25/2050(d)		5,002	784,911
Series 5043, Class IO 5.00%, 11/25/2050(d)		9,892	2,408,830
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 7.239%, 05/28/2035		978	938,356
Federal National Mortgage Association REMICS Series 2015-30, Class EI 5.00%, 05/25/2045(d)		3,479	431,512

			5,853,508

Agency Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 4416, Class BS 2.393% (5.99% - CME Term SOFR), 12/15/2044(c) (e)		4,845	452,499
Series 4585, Class DS 2.293% (5.89% - CME Term SOFR), 05/15/2046(c) (e)		3,084	287,635
Series 4693, Class SL 2.443% (6.04% - CME Term SOFR), 06/15/2047(c) (e)		2,027	198,456
Series 4954, Class SL 2.308% (5.94% - CME Term SOFR), 02/25/2050(c) (e)		1,344	132,050
Series 4981, Class HS 2.358% (5.99% - CME Term SOFR), 06/25/2050(c) (e)		12,121	1,155,505

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICS Series 2015-26, Class SH 2.708% (6.34% - CME Term SOFR), 05/25/2045(c) (e)	U.S.$	3,706	$377,469
Series 2016-106, Class ES 2.258% (5.89% - CME Term SOFR), 01/25/2047(c) (e)		2,260	215,930
Series 2017-62, Class AS 2.408% (6.04% - CME Term SOFR), 08/25/2047(c) (e)		2,800	281,051
Series 2017-97, Class SW 2.458% (6.09% - CME Term SOFR), 12/25/2047(c) (e)		3,856	397,471
Government National Mortgage Association Series 2017-43, Class ST 2.346% (5.99% - CME Term SOFR 1 Month), 03/20/2047(c) (e)		4,860	504,486
Series 2017-122, Class SA 2.446% (6.09% - CME Term SOFR 1 Month), 08/20/2047(c) (e)		3,461	382,756
Series 2017-134, Class MS 2.446% (6.09% - CME Term SOFR 1 Month), 09/20/2047(c) (e)		3,896	439,443

			4,824,751

Total Collateralized Mortgage Obligations (cost $296,485,066)			293,381,165

ASSET-BACKED SECURITIES - 4.5%

Autos - Fixed Rate – 2.3%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		326	325,170
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		2,941	2,927,656
American Credit Acceptance Receivables Trust Series 2025-2, Class B 4.85%, 05/14/2029(a)		9,890	9,904,293
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(a)		67	67,199
Series 2025-1A, Class A2 4.92%, 05/15/2029(a)		3,676	3,682,215
AutoNation Finance Trust Series 2025-1A, Class A2 4.72%, 04/10/2028(a)		1,890	1,890,604
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		4,800	4,820,803
Series 2023-5A, Class B 6.12%, 04/20/2028(a)		3,817	3,848,096
Bridgecrest Lending Auto Securitization Trust Series 2026-2, Class A2 4.24%, 09/15/2028		7,157	7,155,826
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		184	179,740
Series 2021-N4, Class D 2.30%, 09/11/2028		336	329,238
Series 2021-P4, Class D 2.61%, 09/11/2028		4,063	3,950,744
CPS Auto Receivables Trust Series 2026-B, Class A 4.35%, 02/15/2030(a)		3,271	3,269,694
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		128	128,676
Flagship Credit Auto Trust Series 2024-3, Class A 4.88%, 11/15/2028(a)		686	686,136

	Principal Amount (000)		U.S. $ Value
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	U.S.$	1,030	$1,037,296
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		671	676,554
Series 2025-1A, Class A2 5.10%, 10/15/2030(a)		4,511	4,514,036
Series 2025-2A, Class A2 5.18%, 05/15/2030(a) (c)		4,768	4,774,653
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		96	96,249
Series 2026-1, Class A 4.88%, 10/16/2028(a)		7,561	7,549,593
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(a)		3,840	3,844,437
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(a)		662	662,574
Research-Driven Pagaya Motor Asset Trust Series 2025-4A, Class A2 5.124%, 04/25/2034(a)		9,365	9,379,418
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		153	153,224
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		136	136,030
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(f) (g) (h) (i) (j)		604	565,151
Series 2025-1A, Class A 4.94%, 02/15/2029(f) (g) (h) (i) (j)		6,558	3,994,426
Series 2025-2A, Class A 5.12%, 01/16/2029(f) (g) (h) (i) (j)		9,430	5,718,743
United Auto Credit Securitization Trust Series 2026-1, Class A 4.41%, 06/12/2028(a)		6,875	6,873,531
Westlake Automobile Receivables Trust Series 2023-P1, Class C 6.44%, 06/15/2027(a)		40	40,534
Series 2026-2A, Class A2A 4.26%, 06/15/2029(a)		11,209	11,200,238

			104,382,777

Other ABS - Fixed Rate – 1.8%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		7,979	7,616,542
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		1,271	1,162,613
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(a)		3,651	3,600,432
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		7,711	7,514,286
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)		1,725	1,728,130
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		1,508	1,391,676

	Principal Amount (000)		U.S. $ Value
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)	U.S.$	3,091	$3,058,442
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,505	2,429,072
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		849	808,126
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		5,288	5,012,659
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		6,418	6,427,896
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		2,008	1,798,295
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		3,421	3,014,227
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		3,096	2,767,723
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(a)		3,319	3,329,305
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		788	788,972
Series 2024-9, Class B 5.306%, 03/15/2032(a)		3,917	3,919,906
Series 2025-3, Class A2 5.365%, 12/15/2032(a)		482	483,005
Series 2025-6, Class A2 4.497%, 04/15/2033(a)		1,258	1,249,518
Pagaya AI Debt Trust Series 2025-4, Class A2 5.373%, 01/17/2033(a)		323	324,094
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		3,363	3,364,451
SoFi Consumer Loan Program Trust Series 2025-4, Class A 4.24%, 08/25/2035(a)		5,127	5,120,923
Upgrade Master Pass-Thru Trust Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		5,074	5,064,431
UPSTART Securitization Trust Series 2026-1, Class A1 4.142%, 02/22/2027(a)		1,056	1,056,278
Series 2026-3, Class A2 4.77%, 07/20/2036(a)		6,387	6,384,743

			79,415,745

Credit Cards - Fixed Rate – 0.4%
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(a)		10,160	10,180,229
Series 2025-A, Class A 5.80%, 05/15/2030(a)		4,940	4,953,032

			15,133,261

Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Grantor Trust
Series 2025-1, Class A 5.156%, 07/15/2032(a)		561	562,150
Series 2025-5, Class A 5.108%, 03/15/2033(a)		291	290,984

	Principal Amount (000)		U.S. $ Value

Series 2026-4, Class A 0.00%, 01/16/2034(a)	U.S.$	717	$716,374

			1,569,508

Total Asset-Backed Securities (cost $209,147,085)			200,501,291

INFLATION-LINKED SECURITIES – 3.1%
United States – 3.1%
U.S. Treasury Inflation Index 1.375%, 07/15/2033 (TIPS) (cost $136,731,861)		142,599	136,731,835

COLLATERALIZED LOAN OBLIGATIONS – 2.6%
CLO - Floating Rate – 2.6%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.814% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (c)		4,492	4,489,628
AMMC CLO 27 Ltd. Series 2022-27A, Class A1R 4.755% (CME Term SOFR 3 Month + 1.08%), 01/20/2037(a) (c)		11,612	11,612,564
Ballyrock CLO 27 Ltd. Series 2024-27A, Class A1A 5.017% (CME Term SOFR 3 Month + 1.35%), 10/25/2037(a) (c)		3,533	3,536,990
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A, Class A 4.977% (CME Term SOFR 3 Month + 1.31%), 01/25/2038(a) (c)		4,053	4,061,939
Diameter Capital CLO 9 Ltd. Series 2025-9A, Class A 4.845% (CME Term SOFR 3 Month + 1.17%), 04/20/2038(a) (c)		13,265	13,252,882
Dryden 42 Senior Loan Fund Series 2016-42A, Class A1R3 5.525% (CME Term SOFR 3 Month + 1.19%), 07/15/2037(a) (c)		13,946	13,953,123
HPS Loan Management Ltd. Series 2024-19A, Class A1R 4.899% (CME Term SOFR 3 Month + 1.26%), 04/15/2037(a) (c)		1,384	1,385,258
Series 2026-28A, Class A1 4.995% (CME Term SOFR 3 Month + 1.22%), 07/20/2039(a) (c)		13,078	13,078,995
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.755% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(a) (c)		7,561	7,560,898
Midocean Credit CLO Xxiii Series 2026-23A, Class A1 4.876% (CME Term SOFR 3 Month + 1.24%), 07/18/2039(a) (c)		9,780	9,779,777
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R2 4.855% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (c)		13,294	13,375,662
Oaktree CLO Ltd. Series 2026-34A, Class A 4.855% (CME Term SOFR 3 Month + 1.23%), 04/15/2039(a) (c)		4,659	4,663,216
OCP CLO Ltd. Series 2024-34A, Class A1 5.033% (CME Term SOFR 3 Month + 1.36%), 10/15/2037(a) (c)		2,778	2,781,387
Series 2026-50A, Class A1 4.87% (CME Term SOFR 3 Month + 1.20%), 07/15/2039(a) (c)		6,412	6,412,043
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.105% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (c)		829	829,101

	Principal Amount (000)		U.S. $ Value

Trestles CLO X Ltd. Series 2026-10A, Class A1 4.849% (CME Term SOFR 3 Month + 1.18%), 04/20/2039(a) (c)	U.S.$	5,700	$5,703,186

Total Collateralized Loan Obligations (cost $116,370,338)			116,476,649

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Non-Agency Floating Rate CMBS – 0.6%
ALA Trust Series 2025-OANA, Class A 5.369% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (c)		7,553	7,585,632
AREIT Trust Series 2022-CRE6, Class A 4.856% (CME Term SOFR + 1.25%), 01/20/2037(a) (c)		2,571	2,573,369
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A 5.475% (CME Term SOFR 1 Month + 1.85%), 08/15/2042(a) (c)		7,313	7,341,316
BX Commercial Mortgage Trust Series 2019-IMC, Class D 5.571% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(a) (c)		1,772	1,759,941
Series 2019-IMC, Class E 5.821% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (c)		6,595	6,543,337
CLNY Trust Series 2019-IKPR, Class D 6.004% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(a) (c)		2,751	2,627,205

			28,430,800

Non-Agency Fixed Rate CMBS – 0.4%
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523	3,259,916
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.387%, 08/10/2044(a)		333	279,586
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026(g)		5,411	5,361,550
Series 2021-1, Class AS 2.638%, 08/15/2026(g)		249	244,357
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	2,798,980
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.171%, 08/15/2046(a)		2,527	1,989,775
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,167,745
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,106,354

			18,208,263

Non-Agency Fixed Rate – 0.1%
Ellington Financial Mortgage Trust Series 2026-CES1, Class A1A 4.914%, 12/25/2060(a)		3,419	3,378,817

Total Commercial Mortgage-Backed Securities (cost $51,514,191)			50,017,880

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	2,490	$2,205,517
6.50%, 01/21/2033		1,634	1,658,249

			3,863,766

Ecuador – 0.2%
Amazon Conservation DAC 6.034%, 01/16/2042(a)		5,572	5,636,134
GPS Blue Financing DAC 5.645%, 11/09/2041(g)		4,889	4,835,465

			10,471,599

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		3,485	3,415,718

Romania – 0.2%
Romanian Government International Bond 5.75%, 09/16/2030(a)		10,020	10,068,597

Saudi Arabia – 0.3%
KSA Sukuk Ltd. 5.25%, 06/04/2027(a)		11,107	11,164,646

Total Governments - Sovereign Bonds (cost $39,233,908)			38,984,326

AGENCIES – 0.8%
Agency Debentures – 0.8%
Federal Home Loan Banks 4.00%, 06/30/2028		27,220	27,125,274
4.75%, 12/08/2028		8,990	9,092,936

Total Agencies (cost $36,277,620)			36,218,210

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.7%
Communications - Media – 0.1%
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	2,093	2,311,348

Communications - Telecommunications – 0.0%
Altice France SA 4.75%, 10/15/2030(a)		780	868,626

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	U.S.$	8,330	8,199,385

Consumer Cyclical - Retailers – 0.1%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		6,237	6,397,603

Consumer Non-Cyclical – 0.1%
CVS Health Corp. 6.75%, 12/10/2054		241	250,958
7.00%, 03/10/2055		4,093	4,246,406
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	1,420	1,603,103

			6,100,467

Energy – 0.1%
Sunoco LP 5.625%, 03/15/2031(a)	U.S.$	3,775	3,746,876

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
OAK-Eagle Acquireco, Inc. 7.25%, 07/01/2033(a)	U.S.$	4,226	$4,424,580

Total Corporates - Non-Investment Grade (cost $31,799,472)			32,048,885

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(f) (g) (i)		5,326	3,280,550
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		3,314	3,432,061

			6,712,611

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		2,862	2,838,246

Energy – 0.3%
Ecopetrol SA 5.875%, 11/02/2051		5,148	4,119,455
8.375%, 01/19/2036		3,943	4,242,668
Raizen Fuels Finance SA 5.30%, 01/20/2027(f) (g) (i)		307	168,850
6.25%, 07/08/2032(f) (g) (i)		1,836	1,001,538
6.70%, 02/25/2037(f) (g) (i)		5,945	3,269,750

			12,802,261

Total Emerging Markets - Corporate Bonds (cost $26,034,855)			22,353,118

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		6,821	6,654,841
State of California (State of California) Series 2010 7.625%, 03/01/2040		8,520	10,062,375
University of California (University of California) Series 2021-B 3.071%, 05/15/2051		7,960	5,501,192

Total Local Governments - US Municipal Bonds (cost $23,334,418)			22,218,408

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Kazakhstan – 0.0%
QazaqGaz NC JSC 5.625%, 05/08/2036(a)		2,240	2,209,917

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		314	308,546

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 5.625%, 01/23/2046	U.S.$	8,334	$6,658,782

			6,967,328

Total Quasi-Sovereigns (cost $9,236,932)			9,177,245

EMERGING MARKETS - SOVEREIGNS – 0.1%
Mexico – 0.1%
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a) (cost $4,897,566)		4,908	4,915,430

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Investment Holding JSC 5.45%, 05/08/2028(a) (cost $1,325,384)		1,330	1,340,627

	Shares

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(f) (h) (j) (cost $96,325)		5,298	105,633

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 2.5%
U.S. Treasury Bills – 2.5%

U.S. Treasury Bill Zero Coupon, 07/09/2026 (cost $113,239,854)	U.S.$	113,330	113,238,873

Total Investments – 111.6% (cost $5,139,755,772)(k)			5,006,267,071
Other assets less liabilities – (11.6)%			(518,901,984)

Net Assets – 100.0%			$4,487,365,087

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	802	September 2026	$60,977,789	$785,409
U.S. Long Bond (CBT) Futures	477	September 2026	54,139,500	788,444
U.S. T-Note 5 Yr (CBT) Futures	4,589	September 2026	491,238,109	2,023,246
U.S. T-Note 10 Yr (CBT) Futures	1,492	September 2026	163,956,813	1,122,945
U.S. Ultra Bond (CBT) Futures	877	September 2026	101,869,031	1,992,043
Sold Contracts
U.S. 10 Yr Ultra Futures	203	September 2026	22,831,156	(292,105)

				$6,419,982

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	EUR	4,227	USD	5,005	07/15/2026	$173,539
Goldman Sachs Bank USA	JPY	3,514,513	USD	22,172	07/15/2026	535,188
Goldman Sachs Bank USA	USD	43,312	JPY	6,865,366	07/15/2026	(1,045,454)
Morgan Stanley Bank NA	USD	8,378	JPY	1,323,218	07/15/2026	(232,049)
State Street Bank & Trust Co.	AUD	2,709	USD	1,941	07/09/2026	65,354
State Street Bank & Trust Co.	JPY	6,865,366	USD	43,708	07/15/2026	1,440,890
State Street Bank & Trust Co.	CAD	69,203	USD	50,470	08/17/2026	1,577,191
State Street Bank & Trust Co.	USD	50,970	CAD	70,594	08/17/2026	(1,095,044)
UBS	USD	13,834	JPY	2,191,294	07/15/2026	(343,080)

						$1,076,535

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,060	12/13/2029	1.537%	1 Day SOFR	Annual	$1,679,939	$979,411	$700,528

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $1,075,357,925 or 24.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2026.
(d)	IO - Interest Only.
(e)	Inverse interest only security.
(f)	Non-income producing security.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.64% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	12/12/2023 - 12/09/2025	$4,211,503	$3,280,550	0.07%
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023 - 05/22/2023	4,893,971	4,835,465	0.11%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	5,416,584	5,361,550	0.12%
GSF 2021 1 Issuer LLC 08/26 1 Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	249,129	244,357	0.01%
Raizen Fuels Finance SA 5.30%, 01/20/2027	02/05/2026	237,391	168,850	0.01%
Raizen Fuels Finance SA 6.25%, 07/08/2032	02/03/2026 - 02/05/2026	1,361,692	1,001,538	0.02%
Raizen Fuels Finance SA 6.70%, 02/25/2037	02/20/2025 - 02/21/2025	5,925,698	3,269,750	0.07%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	604,440	565,151	0.01%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	6,557,806	3,994,426	0.09%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	9,429,404	5,718,743	0.13%

(h)	Fair valued by the Adviser.
(i)	Defaulted.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(k)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,021,130 and gross unrealized depreciation of investments was $(156,312,786), resulting in net unrealized appreciation of $(125,291,656).

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgage

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduit

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

AB Core Bond Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$1,950,563,069	$-0-	$1,950,563,069
Corporates - Investment Grade	-0-	1,113,879,840	-0-	1,113,879,840
Mortgage Pass-Throughs	-0-	864,114,587	-0-	864,114,587
Collateralized Mortgage Obligations	-0-	293,381,165	-0-	293,381,165
Asset-Backed Securities	-0-	190,222,971	10,278,320	200,501,291
Inflation-Linked Securities	-0-	136,731,835	-0-	136,731,835
Collateralized Loan Obligations	-0-	116,476,649	-0-	116,476,649
Commercial Mortgage-Backed Securities	-0-	50,017,880	-0-	50,017,880
Governments - Sovereign Bonds	-0-	38,984,326	-0-	38,984,326
Agencies	-0-	36,218,210	-0-	36,218,210
Corporates - Non-Investment Grade	-0-	32,048,885	-0-	32,048,885
Emerging Markets - Corporate Bonds	-0-	22,353,118	-0-	22,353,118
Local Governments - US Municipal Bonds	-0-	22,218,408	-0-	22,218,408
Quasi-Sovereigns	-0-	9,177,245	-0-	9,177,245
Emerging Markets - Sovereigns	-0-	4,915,430	-0-	4,915,430
Governments - Sovereign Agencies	-0-	1,340,627	-0-	1,340,627
Common Stocks	-0-	-0-	105,633	105,633
Short-Term Investments	-0-	113,238,873	-0-	113,238,873

Total Investments in Securities	-0-	4,995,883,118	10,383,953	5,006,267,071
Other Financial Instruments(a):
Assets:
Futures	6,712,087	-0-	-0-	6,712,087
Forward Currency Exchange Contracts	-0-	3,792,162	-0-	3,792,162
Centrally Cleared Interest Rate Swaps	-0-	1,679,939	-0-	1,679,939
Liabilities:
Futures	(292,105)	-0-	-0-	(292,105)
Forward Currency Exchange Contracts	-0-	(2,715,627)	-0-	(2,715,627)

Total	$6,419,982	$4,998,639,592	$10,383,953	$5,015,443,527

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.